Supplement dated March 20, 2026
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2026
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information for Manulife Investment Management (US) LLC (Manulife)under the heading “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Manulife Investment Management (US) LLC (Manulife)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Christopher Chapman, CFA	Senior Portfolio Manager – Co-Head of Global Multi-Sector Fixed Income of Manulife	Portfolio Manager	2017
Thomas Goggins	Senior Portfolio Manager of Manulife	Portfolio Manager	2017
Bradley Lutz, CFA	Senior Portfolio Manager - Co-Head of Global Multi-Sector Fixed Income of Manulife	Portfolio Manager	2022
Kisoo Park*	Senior Portfolio Manager of Manulife	Portfolio Manager	2017
Christopher Smith, CFA	Associate Portfolio Manager, Managing Director - Global Multi-Sector Fixed Income of Manulife	Portfolio Manager	March 2026
David Bees, CFA	Portfolio Manager, Managing Director - Global Multi-Sector Fixed Income of Manulife	Portfolio Manager	March 2026
Kelly Lim, CFA	Associate Portfolio Manager, Global Multi- Sector Fixed Income of Manulife	Portfolio Manager	March 2026
*Kisoo Park, one of the Fund’s portfolio managers, has announced plans to retire from Manulife, effective September 1, 2026. Until then, Mr. Park will serve as a Portfolio Manager of the Fund.
The rest of the section remains the same.
The portfolio manager information for Manulife under the heading “Primary Service Provider Contracts – Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Manulife Investment Management (US) LLC (Manulife)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Christopher Chapman, CFA	Senior Portfolio Manager – Co-Head of Global Multi-Sector Fixed Income of Manulife	Portfolio Manager	2017
Thomas Goggins	Senior Portfolio Manager of Manulife	Portfolio Manager	2017
Bradley Lutz, CFA	Senior Portfolio Manager - Co-Head of Global Multi-Sector Fixed Income of Manulife	Portfolio Manager	2022
Kisoo Park*	Senior Portfolio Manager of Manulife	Portfolio Manager	2017
Christopher Smith, CFA	Associate Portfolio Manager, Managing Director - Global Multi-Sector Fixed Income of Manulife	Portfolio Manager	March 2026
David Bees, CFA	Portfolio Manager, Managing Director - Global Multi-Sector Fixed Income of Manulife	Portfolio Manager	March 2026
Kelly Lim, CFA	Associate Portfolio Manager, Global Multi- Sector Fixed Income of Manulife	Portfolio Manager	March 2026
Mr. Chapman joined Manulife in 2005. Mr. Chapman began his investment career in 1999 and earned a BSBA in Management from Stonehill College and MSF from Boston College.
Mr. Goggins joined Manulife in 2009. Mr. Goggins began his investment career in 1989 and earned a BBA from the University of Wisconsin and MA in Finance from JL Kellogg Graduate School of Management at Northwestern University.
Mr. Lutz joined Manulife in 2002. Mr. Lutz began his investment career in 1992 and earned a B.S. in finance from Miami University.
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Mr. Park joined Manulife in 2011. Mr. Park began his investment career in 1986 and earned a BA in Economics from Tufts University and attended the University of Chicago Booth School of Business.
Mr. Smith joined Manulife in 2012. Mr. Smith began his investment career in 2010 and earned a B.B.A.. in finance and finance management from Merrimack College.
Mr. Bees joined Manulife in 2004. Mr. Bees began his investment career in 2004 and earned a BS from the Syracuse University and MS in Finance from D’Amore -McKim School of Business at Northeastern University.
Ms. Lim joined Manulife in 2026. Prio to joining Manulife, Ms. Lim was a Senior Trader at Fidelity International. Ms. Lim began her investment career in 2010 and earned a BSc in Actuarial Science from the London School of Economics and Political Science and a MSc in Mathematical and Computation Finance from the University of Oxford.
*Kisoo Park, one of the Fund’s portfolio managers, has announced plans to retire from Manulife, effective September 1, 2026. Until then, Mr. Park will serve as a Portfolio Manager of the Fund.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP100_08_026_(03/26)